Property, Plant and Equipment (Details 6)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Generation [Member] | General Equipment [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	6.24%	6.25%	6.25%
Generation [Member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.87%	3.68%	3.68%
Generation [Member] | Generators [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.42%	3.42%	3.42%
Generation [Member] | Reservoirs Dams And Aqueducts [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	2.64%	2.67%	2.56%
Generation [Member] | Hydraulic Turbines [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	2.88%	2.89%	2.90%
Generation [Member] | Wind Power Plant Unit [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	4.94%	4.94%	4.98%
Generation [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.05%	3.07%	3.15%
Central Government Assets [Member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	3.33%	3.33%	3.33%
Central Government Assets [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	6.25%	6.25%	6.27%
Central Government Assets [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	6.27%	6.25%	6.30%
Central Government Assets [Member] | Vehicle [Member]
IfrsStatementLineItems [Line Items]
Average rate of depreciation	14.29%	14.29%	14.29%